Leases Equipment under lease (Tables)	12 Months Ended
Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Equipment Under Lease [Table Text Block]
Equipment under lease is stated at cost less accumulated depreciation and is classified as Property and equipment, net on the Consolidated Balance Sheets. Depreciation is computed using the straight-line method over an estimated useful life of the greater of the lease term or five years to ten years. Equipment under lease is as follows:

(in thousands)	December 31, 2019	December 31, 2018

Equipment under lease	$6,652	$6,529
Less accumulated depreciation	(5,231)	(3,665)
Equipment under lease, net	$1,421	$2,864